Other non-current financial assets (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Non-current Financial Assets [Abstract]
Long-term security deposits	£ 786,000	£ 786,000
Prepayments	3,984,000	3,427,000
Other	165,000	197,000
Other non-current financial assets	4,935,000	£ 4,410,000
Repayment of security deposit	£ 1,800,000